INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses from acquisition*	Supplier relationships*	Trade names*	Platform software*	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2011	3,916	—	—	1,905	41,403	1,298	93,519	15,045	—	157,086
Additions	1,020	—	—	910	8,410	100	22,020	—	—	32,460
Disposals	(3)	—	—	—	—	—	—	—	—	(3)
Amortization expense	(1,716)	—	—	(1,913)	(14,730)	(90)	(10,635)	(1,020)	—	(30,104)

Intangible assets, net December 31, 2011	3,217	—	—	902	35,083	1,308	104,904	14,025	—	159,439
Additions	12,217	121,425	20,000	1,850	13,500	—	1,955	—	8,900	179,847
Amortization expense	(1,907)	(6,119)	(167)	(1,223)	(10,948)	(95)	(13,305)	(1,020)	(593)	(35,377)

Intangible assets, net December 31, 2012	13,527	115,306	19,833	1,529	37,635	1,213	93,554	13,005	8,307	303,909

Intangible assets, net December 31, 2012 (US$)	2,173	18,508	3,183	245	6,041	195	15,016	2,087	1,333	48,781

*	Acquired in the acquisition of SH Guotong, Managed Network Entities, Gehua and Fastweb (Note 4).

Annual Estimated Amortization Expenses of Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	2013	2014	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB
Purchased software	4,341	3,626	3,503	3,209	2,561
Radio Spectrum License	8,105	8,105	8,105	8,105	8,105
Network use right	1,000	1,000	1,000	1,000	1,000
Contract backlog	1,385	—	—	—	—
Customer relationship	9,568	7,825	6,501	5,432	2,891
Licenses from acquisition	95	95	95	95	95
Supplier relationship	13,093	11,790	11,790	11,790	11,790
Trade names	1,020	1,020	1,020	1,020	1,020
Platform software	1,779	1,779	1,779	1,779	1,191
	40,386	35,240	33,793	32,430	28,653